Other Income, Net	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other Income, Net

Note 9. Other Income, Net

For the years ended December 31, 2021 and 2020, “Other income, net” consisted of the following:

	For the Years Ended December 31,
	2021	2020
Other income - loan forgiveness	$965	$-
Foreign currency transaction loss	(28)	(8)
Other	564	473
Total other income, net	$1,501	$465